Identification and Activities of the Company and Subsidiaries (Details)	Dec. 31, 2020	Dec. 31, 2020 Employees	Dec. 31, 2019	Dec. 31, 2019 Employees
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	126	5,507	124	5,741
Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		115		121
Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		1,250		1,280
Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		3,577		3,763
Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		565		577
SQM S.A [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		408		439
SQM S.A [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		30		30
SQM S.A [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		94		110
SQM S.A [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		267		282
SQM S.A [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		17		17
Other Subsidiaries [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		5,099		5,302
Other Subsidiaries [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		85		91
Other Subsidiaries [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		1,156		1,170
Other Subsidiaries [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		3,310		3,481
Other Subsidiaries [Member] | Foreign employees [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees		548		560